SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Warrant liability	$ 10,109
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant liability	$ 10,109